KEMPER EQUITY FUNDS/VALUE STYLE
                      Kemper Small Cap Relative Value Fund
                       Kemper U.S. Growth and Income Fund

                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 1, 1999
                           ---------------------------

Effective January 1, 2000, the following disclosure replaces the (i) Annual fund operating expenses table and (ii) expense example table in the "Fee and expense information" section for the indicated fund:

Kemper Small Cap Relative Value Fund

                                 Class A         Class B         Class C
                                 -------         -------         -------
Management Fee                     0.75%          0.75%           0.75%
Distribution (12b-1) Fees           None          0.75%           0.75%
Other Expenses*                   12.12%         15.95%          11.44%
Total Annual Fund Operating       12.87%         17.45%          12.94%
Expenses
-----------

* Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Example

Fees and expenses if you sold your shares after:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                            $1,809         $2,168          $1,411
3 Years                           $4,126         $5,217          $3,760

Fees and expenses if you did not sell your shares:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                            $1,809         $1,768          $1,311
3 Years                           $4,126         $4,917          $3,760

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Kemper U.S. Growth and Income Fund

                                 Class A         Class B         Class C
                                 -------         -------         -------
Management Fee                     0.60%          0.60%           0.60%
Distribution (12b-1) Fees           None          0.75%           0.75%
Other Expenses*                    2.43%          2.56%           2.30%
Total Annual Fund Operating        3.03%          3.91%           3.65%
Expenses
-----------

* Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Example

Fees and expenses if you sold your shares after:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $863           $793            $467
3 Years                           $1,457         $1,492          $1,117
5 Years                           $2,075         $2,209          $1,888
10 Years                          $3,728         $3,769          $3,906

Fees and expenses if you did not sell your shares:
                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $863           $393            $367
3 Years                           $1,457         $1,192          $1,117
5 Years                           $2,075         $2,009          $1,888
10 Years                          $3,728         $3,769          $3,906


January 5, 2000